Shareholder Report, Line Graph (Details) 214250_Kensington Credit Opportunities ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 16, 2025	Dec. 31, 2025
Kensington Credit Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kensington Credit Opportunities ETF NAV
Accumulated Value	$ 10,000	$ 10,036
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,023